Share Based Compensation (Stock Based Compensation Awards, Expected Fair Value Assumptions) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	0.00%	73.50%	74.40%
Expected volatility, maximum	0.00%	75.40%	75.90%
Expected term (in years)	0 years	4 years	4 years
Risk-free rate, minimum	0.00%	0.90%	1.18%
Risk-free rate, maximum	0.00%	2.11%	2.58%
Annual forfeiture rate	0.00%	10.00%	10.00%